UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway
, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/21

Item 1.  Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Gold and
Precious Metals
Fund
July 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended July 31, 2021, the global
economy continued to recover from the disruptions caused
by the onset of the novel coronavirus (COVID-19) pandemic
in early 2020 and subsequent economic lockdowns imposed
by many governments worldwide. Global stocks advanced
during the period amid the reopening of many economies,
the global rollout of COVID-19 vaccines and generally
strong corporate earnings reports. Inflation surged in many
countries during the period’s second half, driven by resurgent economic activity, supply bottlenecks and the base effects of the pandemic shocks in 2020. Many central banks signaled
the end of cutting benchmark interest rates, and some
began to move toward policy normalization, but the U.S.
Federal Reserve, the European Central Bank and the Bank
of Japan kept their policy rates unchanged. Near period-end, investor concerns that the swiftly spreading Delta variant of
COVID-19 could hinder the economic recovery pressured
many global stock markets. In this environment, U.S. stocks, as measured by the Standard & Poor’s
®
500 Index, posted
a +36.45% total return for the period, and global developed
market stocks, as measured by the MSCI World Index,
posted a +35.67% total return.
1
After starting the period at $1,976 per ounce, gold rose to
a record high of $2,067 per ounce in August 2020 amid
a weak U.S. dollar, low interest rates, federal deficit and
inflation fears, and data suggesting a slower recovery from
the COVID-19 induced economic crisis.
2
However, gold
edged down during the following months given optimism
about progress in vaccine development and approvals, a
gradual reopening of the global economy and the outcome
of the U.S. elections. After a brief increase in January 2021, gold prices subsequently fell to $1,708 per ounce at the end of March due to rising U.S. Treasury yields, a stock market
rally, increasing vaccinations and a strengthening U.S.
dollar.
2
Gold recovered some of those losses in the following
months due to concerns about rising inflation and periods of
U.S. dollar weakness, and ended the period at $1,814 per
ounce.
2
In this environment, gold stocks, as measured by the
FTSE
®
Gold Mines Index, posted a total return of -21.73%
for the 12-month period.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Gold and Precious Metals Fund’s annual report
includes more detail about prevailing conditions and
discussions about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer -
Investment Management
Franklin Gold and Precious Metals Fund
This letter reflects our analysis and opinions as of July 31,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
2. Bloomberg LP. Based on spot prices quoted in U.S. dollars per troy ounce.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin Gold and Precious Metals Fund 3
Performance Summary 8
Your Fund’s Expenses 11
Financial Highlights and Statement of Investments 12
Financial Statements 21
Notes to Financial Statements 25
Report of Independent Registered
Public Accounting Firm 39
Tax Information 40
Board Members and Officers 41
Shareholder Information 46
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin Gold and Precious Metals Fund
This annual report for Franklin Gold and Precious Metals
Fund covers the fiscal year ended July 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Its secondary goal is to provide shareholders with current income through dividends
or interest received from its investments. Under normal
market conditions, the Fund invests at least 80% of its net
assets in securities of gold and precious metals operation
companies. The Fund primarily invests in equity securities,
mainly common stock, and also invests in American, global
and European depositary receipts.
Performance Overview
The Fund’s Class A shares posted a -3.80% cumulative total
return for the 12 months under review. In comparison, the
Fund’s primary benchmark, the sector-specific FTSE Gold
Mines Index, which comprises companies whose principal
activity is gold mining, posted a -21.73% cumulative total
return.
1
The Fund’s secondary benchmark, the Standard &
Poor’s 500 Index (S&P 500
®
), which is a broad measure of
U.S. stock performance, posted a +36.45% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR, posted
a +33.18% total return for the 12 months ended July 31,
2021.
1
Global equities benefited from monetary and fiscal
stimulus measures, easing novel coronavirus (COVID-19)
pandemic restrictions in certain regions and the development of treatments and vaccines. Geopolitical tensions and rising infection rates in the fall of 2020 reduced stock prices, but the implementation of vaccination programs and additional
fiscal stimulus measures led many equity markets to reach
new price highs during the rest of the period. However, the
Chinese government’s imposition of additional restrictions
on some businesses pressured Asian and global emerging
market stocks late in the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures, vaccine
development and the beginning of vaccination programs.
As economic conditions improved, gross domestic product
(GDP) rebounded at a record annualized pace in 2020’s
third quarter. Although GDP growth was less robust in the
three subsequent quarters, the lifting of many COVID-19
restrictions and strong consumer spending continued to
support the economy. A rebound in corporate earnings and
progress toward a bipartisan infrastructure plan further
bolstered investor sentiment. The U.S. Federal Reserve
(Fed) kept the federal funds target rate at a record-low range of 0.00%–0.25% and continued its program of open-ended
bond purchases to help keep markets functioning. Year-
over-year inflation rose late in the 12-month period amid
the economic reopening, higher consumer demand and
constraints in some supply chains. In its July 2021 meeting
statement, the Fed indicated that rising inflation largely
reflected transitory factors and it would monitor incoming
information and adjust its monetary policy stance as needed
to attain its employment and price stability goals.
Geographic Composition
7/31/21
% of Total
Net Assets
Canada 48.8%
Australia 21.5%
South Africa 9.2%
United States 5.8%
Burkina Faso 5.4%
Tanzania 2.8%
Kyrgyzstan 2.0%
Egypt 1.4%
Turkey 1.3%
Other 0.7%
Short-Term Investments & Other Net Assets 1.1%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

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Annual Report
The economic recovery in the eurozone was relatively weak,
as quarter-over-quarter GDP growth rebounded in 2020’s
third quarter but slightly contracted over the subsequent
two quarters, before returning to growth in 2021’s second
quarter. GDP growth rates were mostly sluggish among
the region’s largest economies amid renewed lockdowns,
delays in COVID-19 vaccine distribution and weak consumer
spending. Nevertheless, optimism that the eventual success
of vaccination programs would lift global growth helped
European developed market equities, as measured by the
MSCI Europe Index-NR, to post a +32.50% total return for
the 12 months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a +21.28% total return for the 12-month period.
1
China’s
economic recovery helped the region rebound, although the
country’s quarter-over-quarter GDP growth in 2021’s first and second quarters was slower than 2020’s last two quarters,
pressured by higher commodity prices. Asian equity markets
experienced heightened volatility toward period-end due to
investor concerns about higher inflation and rising COVID-19 infection rates in some countries. Unexpected regulatory
changes by the Chinese government, which negatively
impacted education- and technology-related businesses, led
some foreign investors to shift capital away from China.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a +20.64% total
return for the 12 months under review.
1
Generally improving
economic activity, increasing oil prices and U.S. dollar
weakness supported global emerging market equities.
During the latter part of the period, higher COVID-19 cases
in some countries, limited vaccine rollouts and concerns
about rising interest rates and higher inflation amid rising commodity prices dampened investor enthusiasm in global
emerging market equities.
Precious Metals Prices (7/31/20–7/31/21
)*
*Source: Bloomberg LP. Amounts shown are based on spot prices quoted in U.S.
dollars per troy ounce. For illustrative purposes only; not representative of the
Fund’s portfolio composition or performance.
Precious Metals Sector Overview
Gold started the 12-month period ended July 31, 2021,
at $1,976 per ounce, and rose to a record high of $2,067
per ounce in August 2020 amid a weak U.S. dollar, low
interest rates, federal deficit and inflation fears, and data suggesting a slower recovery from the COVID-19 induced
economic crisis.
2
However, gold edged down during the
following months given optimism about progress in vaccine
development and approvals, a gradual reopening of the
global economy and the resolution of the U.S. elections.
Although the price of gold rose in early January 2021 to
over $1,900 per ounce, it subsequently fell to $1,708 per
ounce at the end of March due to rising U.S. Treasury yields, concern around growing COVID-19 cases in India, optimism
around increasing vaccinations in developed markets and
a strengthening U.S. dollar.
2
Gold recovered some of those
losses in the following months due to concerns about rising
inflation and periods of U.S. dollar weakness, and ended
the period at $1,814 per ounce.
2
For the period as a whole,
worries about long-term inflation were relatively muted,
keeping gold’s price in check as investors focused on
general market equities amid strong economic data.
Among other precious metals, silver prices rose modestly
during the 12-month period. Silver prices rallied in the first half of the period due to growing industrial demand, including for 5G network equipment and wider use in solar panels
2. Source: Bloomberg LP. Based on spot prices quoted in U.S. dollars per troy ounce.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
and electric vehicles. Other factors were also in play in
late January and early February 2021, when silver market
volatility spiked along with prices after being targeted by day traders that aggressively bought silver ETF shares, seeking
to create a squeeze against select banks and hedge funds.
Silver prices subsequently fell off those peaks in the second half of the period, impacted along with other precious metals by investor anxiety about potential future tightening of the
Fed’s monetary policy. Platinum and palladium had double-
digit percentage gains during the period, benefiting from
supply disruptions and robust demand for their use in vehicle pollution control devices.
2
However, price gains were limited
by both metals’ declines in the last three months of the
period as auto production was disrupted by semiconductor
shortages and other supply chain issues.
Investment Strategy
Gold and precious metals operation companies include
companies that mine, process, or deal in gold or other
precious metals, such as silver, platinum and palladium,
including mining finance and exploration companies as well
as operating companies with long- or medium-life mines.
The Fund may buy securities of gold and precious metals
operation companies located anywhere in the world and
invests predominantly in non-U.S. companies. The Fund may
invest in companies without regard to market capitalization, and may heavily invest in small- and mid-capitalization
companies. We look for companies with low cost reserves
and experienced management teams with established track
records, particularly focusing on companies with long life
production profiles, expandable resource bases, and active
exploration programs that can potentially drive future reserve and production growth. The investment manager’s process
generally includes an assessment of the potential impacts of any material environmental, social and governance (ESG)
factors on the long-term risk and return profile of a company.
Manager’s Discussion
Key contributors to the Fund’s absolute performance during
the 12-month period under review included the Fund’s
holdings in Chalice Mining, Impala Platinum Holdings and
Ivanhoe Mines.
Although the Fund’s holdings in gold miners, representing
roughly 80% of total net assets, traded lower over the
12-month period, we held numerous off-index companies
that posted double or triple-digit percentage gains, which
helped the Fund outperform its benchmark. Many of
the Fund’s small-capitalization gold miners performed
particularly well, including Australia-based Chalice Mining.
Chalice reported successful drilling results as it discovered and defined significant high-grade extensions composed
of platinum group metals, nickel, copper and gold at its
Julimar project, about an hour’s drive from the city of Perth.
Discovery of these vital components for green technology
infrastructure—such as batteries and hydrogen fuel cells—
significantly boosted Chalice’s valuation, and in June 2021
the company was added to Australia’s primary mid- and
large-capitalization stock index. Given the width and grade
of the drill results so far and continued exploration potential in the area, the multi-faceted mineralized Julimar complex
could potentially emerge as a globally significant deposit
of critical metals in Western Australia. The company’s
drilling activity at Pyramid Hill, a gold-focused project in
Southeastern Australia, also yielded some promising results
across several gold zones as Chalice continued to define the extent of the overall resource.
Unlike the gold industry, our positions in metals producers
that focus on platinum, palladium and other non-gold metals
showed overall positive absolute performance during the
period. Platinum and palladium miners, including our position in South African-based Impala Platinum Holdings (one
of the Fund’s top 10 positions), benefited from tightening
supply and demand fundamentals. Investment demand and
supply disruptions offset weak automotive and industrial
demand in 2020 for platinum, while 2021 has seen a strong
bounce back in automotive uptake and industrial demand
is expected to exceed pre-pandemic levels on the back of
strong growth from the glass making industry. The World
Platinum Investment Council reported that first-quarter 2021 marked the fourth consecutive quarterly deficit for platinum and expects 2021 to deliver a third year in a row of a supply deficit. The company also benefited as palladium has
maintained its status as the most valuable of the four major precious metals during the period, with strong demand and
limited new supply keeping prices relatively near all-time
highs. Rhodium, a lesser-followed precious metal often
found with platinum and palladium, also provided a boost
Portfolio Composition
7/31/21
% of Total
Net Assets
Gold 75.6%
Precious Metals & Minerals 10.9%
Diversified Metals & Mining 10.7%
Silver 1.1%
Other 0.6%
Short-Term Investments & Other Net Assets 1.1%

Franklin Gold and Precious Metals Fund

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Annual Report
to cash flow as prices more than tripled from an elevated
level in July 2020, to reach a record high in March 2021,
before settling to more than double the price at period-
end compared with the beginning of the reporting period.
Although rhodium represents less than 5% of the production
by weight, its elevated price due to strong automotive
catalyst demand has made it a significant revenue driver
for many platinum and palladium producers. Tighter vehicle
emissions regulations, especially in China and India, are
driving greater palladium, platinum and rhodium usage as
companies look to exceed increasingly stringent standards.
Diversified mining companies, such as Ivanhoe Mines,
also helped returns. Ivanhoe, a Canadian mining company
with three mining projects in Africa, benefited from all-time high copper prices driven by demand for the metal’s use in
green energy technology and positive outlook for platinum
and palladium. In May 2021, the company announced it
had begun producing copper concentrate at its Kamoa-
Kakula project in the Democratic Republic of Congo months
ahead of schedule, further boosting its share price as
Ivanhoe transitions from a development stage company
to a producer. The company also continued to advance
its Platreef project in South Africa, which contains a large resource of palladium, platinum, rhodium, nickel, copper
and gold, with the first shaft reaching the targeted depth of
850 meters in 2020 and initial work beginning on the mine
production shaft sinking in 2021.
Detractors from the Fund’s absolute performance during the
period under review included the Fund’s holdings in gold
producers B2Gold, Barrick Gold and AngloGold Ashanti.
B2Gold, one of the Fund’s largest positions at the beginning of the period, is a low-cost senior gold producer with mines in
Mali, the Philippines and Namibia, and development projects
in Colombia and Burkina Faso. Despite the company’s share
price decline due to gold prices trending lower for much of
the period, a decision to delay development of their project in
Colombia and elevated concerns around Mali following coup
d'états in August of 2020 and again in May 2021, B2Gold
reported record revenue (US$1.79 billion) and cash flow
(US$951 million) in 2020. The company’s production of over
1.04 million ounces matched the upper end of its guidance
estimate, representing a significant increase over the prior year’s production, mostly due to expanded production
from its Fekola mine in Mali. B2Gold also reported above-
budget production for the first and second quarters of 2021
and in May announced five new mining concessions in the
Philippines and Mali.
The share price of Canada-based Barrick Gold, our second-
largest company holding at period-end, underperformed
during the period, largely due to price declines in gold
after a record high in August 2020. Despite this trend, the
company capitalized on historically high gold and copper
prices, beating analyst expectations and reporting a large
year-over-year increase in first- and second-quarter 2021
profits. Barrick was also able to achieve its 2020 annual
gold and copper production targets. During the period,
the company successfully resolved grievances with the
Tanzanian government, creating a joint venture, Twiga
Minerals, that will see Barrick and the government share the economic benefit of the mining operations and reestablishes
Tanzania as a core long-term asset. Barrick also announced
its intention to form a new partnership with the government
of Papua New Guinea to operate the Porgera mine that is
currently under care and maintenance.
AngloGold Ashanti’s share price also declined during the
period. Investor confidence was hurt by the unexpected
resignation of the gold mining company’s chief executive
officer at the start of the period and subsequent search for a permanent replacement, who was not announced until
July 2021. The company has operations in Tanzania, Brazil,
the Democratic Republic of Congo, Australia, Ghana, Mali
and Argentina, but is headquartered in South Africa despite
having no mines in the country after completing the sale of
their South African operation in September 2020. AngloGold
experienced a fall of ground event in May 2021 at their
Obuasi mine in Ghana which stopped mining through period-
end, delaying the ramp up of what is expected to be one of
AngloGold’s largest mining operations in the years ahead,
but it expects mining to resume by year-end and for the mine to ramp up to previously planned levels through 2022.
For the 12 months ended July 31, 2021, the U.S. dollar
declined in value relative to most foreign currencies. As
a result, the Fund’s performance was positively affected
by currency appreciation from the portfolio’s investment
predominantly in securities with non-U.S. currency exposure.
However, one cannot expect the same result in future
periods. Whether the U.S. dollar goes up or weakens
compared with foreign currencies, company-specific factors
may offset the effects of the currency movements on the
value of individual investments and, possibly, the Fund’s
performance overall.

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Thank you for your continued participation in Franklin Gold and Precious Metals Fund. We look forward to serving your
future investment needs.
Stephen M. Land, CFA
Frederick G. Fromm, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of July 31, 2021 , the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
7/31/21
Company
Sub-Industry
% of Total
Net Assets
a a
Endeavour Mining plc 5.4%
Gold
Barrick Gold Corp. 5.1%
Gold
Newmont Corp. 3.7%
Gold
Perseus Mining Ltd. 3.6%
Gold
Newcrest Mining Ltd. 3.5%
Gold
Impala Platinum Holdings Ltd. 3.4%
Precious Metals & Minerals
Alamos Gold, Inc. 3.0%
Gold
Ivanhoe Mines Ltd. 2.9%
Diversified Metals & Mining
SSR Mining, Inc. 2.9%
Gold
AngloGold Ashanti Ltd. 2.8%
Gold

Performance Summary as of July 31, 2021
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 7/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year -3.80% -9.09%
5-Year +22.30% +2.94%
10-Year -32.05% -4.33%
Advisor
1-Year -3.59% -3.59%
5-Year +23.76% +4.36%
10-Year -30.35% -3.55%
See page 10 for Performance Summary footnotes.

Franklin Gold and Precious Metals Fund
Performance Summary

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Annual Report
See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(8/1/11–7/31/21)
Advisor Class
(8/1/11–7/31/21)

Franklin Gold and Precious Metals Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund concentrates in the precious metals sector, which involves fluctuations in the prices of gold and other precious metals and increased susceptibility to adverse economic and regulatory developments affecting the sector. In times of stable econom-
ic growth, traditional equity and debt investments could offer greater appreciation potential and the prices of gold and other precious metals may be adversely affected. In addition, the Fund is subject to the risks of currency fluctuation and political uncertainty associated with foreign (non-U.S.) investing. Investments in emerging and frontier markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund may also heavily invest in smaller companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adverse-
ly affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The FTSE Gold Mines Index is a free float-weighted index that comprises companies whose principal activity is gold mining. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(8/1/20–7/31/21)
Share Class
Net Investment
Income
A $2.6501
C $2.4933
R6 $2.7337
Advisor $2.7082
Total Annual Operating Expenses
5
Share Class
A 0.93%
Advisor 0.68%

Your Fund’s Expenses
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 2/1/21
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
Ending
Account
Value 7/31/21
Expenses
Paid During
Period
2/1/21–7/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,038.60 $4.74 $1,020.14 $4.70 0.94%
C $1,000 $1,034.80 $8.51 $1,016.43 $8.44 1.69%
R6 $1,000 $1,040.30 $2.97 $1,021.88 $2.94 0.59%
Advisor $1,000 $1,039.60 $3.49 $1,021.37 $3.46 0.69%

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.04 $16.68 $13.56 $16.19 $24.06
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.04 (0.04) (0.02) (0.06) (0.04)
Net realized and unrealized gains (losses) ........... (1.20) 11.40 3.14 (2.51) (6.45)
Total from investment operations .................... (1.16) 11.36 3.12 (2.57) (6.49)
Less distributions from:
Net investment income .......................... (2.65) — — (0.06) (1.38)
Net asset value, end of year ....................... $24.23 $28.04 $16.68 $13.56 $16.19
Total return
c
................................... (3.80)% 68.05% 23.01% (15.92)% (26.85)%
Ratios to average net assets
Expenses
d,e
.................................... 0.90% 0.93% 0.98% 1.02% 0.98%
Net investment income (loss) ...................... 0.17% (0.20)% (0.15)% (0.37)% (0.24)%
Supplemental data
Net assets, end of year (000’s) ..................... $921,127 $938,555 $645,108 $587,294 $776,677
Portfolio turnover rate ............................ 18.91% 17.00% 12.82% 8.36% 13.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.42 $15.24 $12.49 $14.96 $22.39
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.13) (0.16) (0.11) (0.15) (0.17)
Net realized and unrealized gains (losses) ........... (1.09) 10.34 2.86 (2.32) (5.99)
Total from investment operations .................... (1.22) 10.18 2.75 (2.47) (6.16)
Less distributions from:
Net investment income .......................... (2.49) — — — (1.27)
Net asset value, end of year ....................... $21.71 $25.42 $15.24 $12.49 $14.96
Total return
c
................................... (4.53)% 66.80% 22.02% (16.51)% (27.41)%
Ratios to average net assets
Expenses
d,e
.................................... 1.65% 1.68% 1.73% 1.77% 1.73%
Net investment (loss) ............................ (0.59)% (0.94)% (0.90)% (1.12)% (0.99)%
Supplemental data
Net assets, end of year (000’s) ..................... $93,615 $106,271 $75,129 $94,997 $137,487
Portfolio turnover rate ............................ 18.91% 17.00% 12.82% 8.36% 13.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.20 $17.90 $14.50 $17.31 $25.58
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.03 0.04 0.01 0.04
Net realized and unrealized gains (losses) ........... (1.28) 12.27 3.36 (2.68) (6.87)
Total from investment operations .................... (1.15) 12.30 3.40 (2.67) (6.83)
Less distributions from:
Net investment income .......................... (2.73) — — (0.14) (1.44)
Net asset value, end of year ....................... $26.32 $30.20 $17.90 $14.50 $17.31
Total return .................................... (3.46)% 68.66% 23.45% (15.50)% (26.53)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.72% 0.83% 0.79% 0.57%
Expenses net of waiver and payments by affiliates
c
...... 0.56% 0.56% 0.58% 0.55% 0.52%
Net investment income ........................... 0.49% 0.17% 0.25% 0.10% 0.21%
Supplemental data
Net assets, end of year (000’s) ..................... $25,458 $20,574 $10,808 $8,153 $4,635
Portfolio turnover rate ............................ 18.91% 17.00% 12.82% 8.36% 13.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.88 $17.73 $14.38 $17.17 $25.38
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.11 0.01 0.01 (0.02) —
c
Net realized and unrealized gains (losses) ........... (1.28) 12.14 3.34 (2.67) (6.81)
Total from investment operations .................... (1.17) 12.15 3.35 (2.69) (6.81)
Less distributions from:
Net investment income .......................... (2.71) — — (0.10) (1.40)
Net asset value, end of year ....................... $26.00 $29.88 $17.73 $14.38 $17.17
Total return .................................... (3.59)% 68.47% 23.30% (15.70)% (26.69)%
Ratios to average net assets
Expenses
d ,e
.................................... 0.65% 0.68% 0.73% 0.77% 0.73%
Net investment income (loss) ...................... 0.41% 0.05% 0.10% (0.12)% 0.01%
Supplemental data
Net assets, end of year (000’s) ..................... $307,110 $280,317 $143,589 $130,812 $164,253
Portfolio turnover rate ............................ 18.91% 17.00% 12.82% 8.36% 13.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Statement of Investments, July 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 98.2%
Copper 0.6%
a,b
Imperial Metals Corp. .................................. Canada 2,065,330 $ 7,827,733
a
Diversified Metals & Mining 10.4%
a,c
Adventus Mining Corp., 144A ............................ Canada 6,350,000 4,833,734
a,d,e
Azimut Exploration, Inc. ................................. Canada 1,200,000 1,978,156
a
Azimut Exploration, Inc. ................................. Canada 506,900 885,450
a
Bluestone Resources, Inc. ............................... Canada 550,000 687,500
a,c
Bluestone Resources, Inc., 144A .......................... Canada 6,800,000 8,500,000
a
Clean Air Metals, Inc. .................................. Canada 6,559,000 1,340,180
a,c,f
Euro Sun Mining, Inc., 144A ............................. Canada 10,000,000 3,044,872
a,c,f
G Mining Ventures Corp., 144A ........................... Canada 8,250,000 5,618,990
a,c
Ivanhoe Mines Ltd., 144A ............................... Canada 2,035,000 15,099,439
a
Ivanhoe Mines Ltd., A .................................. Canada 3,200,000 23,743,590
a
Los Cerros Ltd. ....................................... Australia 23,500,000 2,814,308
a
Matador Mining Ltd. ................................... Australia 8,000,000 2,464,315
a,b,c
Mawson Gold Ltd., 144A ................................ Canada 7,700,000 1,449,920
a
OreCorp Ltd. ......................................... Australia 4,200,000 2,297,101
a
Orla Mining Ltd. ...................................... Canada 460,000 1,938,782
a,b
Orla Mining Ltd. ...................................... Canada 3,490,713 14,712,460
a,c
Orla Mining Ltd., 144A .................................. Canada 2,000,000 8,429,487
a,c
Osisko Development Corp., 144A ......................... Canada 1,475,000 7,315,905
a,d,e
Prime Mining Corp. .................................... Canada 1,300,000 3,895,558
a,b
Prime Mining Corp. .................................... Canada 2,200,000 6,751,603
a,b
Sunrise Energy Metals Ltd. .............................. Australia 1,359,999 1,973,517
a,f
Talisker Resources Ltd. ................................. Canada 15,300,000 3,555,289
a
Vizsla Silver Corp. ..................................... Canada 5,550,000 11,073,317
a
Western Copper & Gold Corp. ............................ Canada 2,430,000 4,673,077
a,d,e
Western Copper & Gold Corp. ............................ Canada 930,000 1,788,461
140,865,011
Environmental & Facilities Services 0.0%
†
a,b
Clean TeQ Water Ltd. .................................. Australia 679,999 451,580
a
Gold 75.5%
Agnico Eagle Mines Ltd. ................................ Canada 64,000 4,139,520
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,638,316 21,436,318
Alamos Gold, Inc., (USD Traded), A ........................ Canada 2,379,500 19,321,540
AngloGold Ashanti Ltd., ADR ............................. Tanzania 1,854,823 37,189,201
a,c
Argonaut Gold, Inc., 144A ............................... United States 2,350,000 6,326,923
a
Artemis Gold, Inc. ..................................... Canada 2,495,000 12,494,992
a,c,f
Ascot Resources Ltd., 144A ............................. Canada 25,620,000 25,045,192
B2Gold Corp. ........................................ Canada 7,863,694 32,954,423
a,d,e
Banyan Gold Corp. .................................... Canada 12,071,429 2,853,423
Barrick Gold Corp. .................................... Canada 3,169,383 68,997,468
a,b
Belo Sun Mining Corp. ................................. Canada 3,500,000 1,304,087
a,c
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 1,415,865
a
Black Cat Syndicate Ltd. ................................ Australia 7,022,800 3,082,037
a
Breaker Resources NL ................................. Australia 16,000,000 1,870,393
Centamin plc ......................................... Egypt 12,915,200 19,220,024
Centerra Gold, Inc. .................................... Kyrgyzstan 535,700 4,305,345
a,c
Centerra Gold, Inc., 144A ............................... Kyrgyzstan 2,893,400 23,253,848
a
Cerrado Gold, Inc. ..................................... Canada 2,800,000 3,208,333
a
Chalice Mining Ltd., (AUD Traded) ........................ Australia 6,004,965 31,953,551
a
Corvus Gold, Inc. ..................................... Canada 1,650,000 5,288,462
a
Dacian Gold Ltd., (AUD Traded) .......................... Australia 39,755,556 7,260,103
a
Dundee Precious Metals, Inc. ............................ Canada 2,907,415 17,588,929
a
Eldorado Gold Corp. ................................... Turkey 1,848,724 17,272,534
a
Emerald Resources NL ................................. Australia 17,070,000 11,240,605
Endeavour Mining plc .................................. Burkina Faso 3,056,114 72,754,124

Franklin Gold and Precious Metals Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Equinox Gold Corp. .................................... Canada 480,108 $ 3,339,213
a
Firefinch Ltd. ......................................... Australia 13,125,000 3,847,421
a,b
First Mining Gold Corp. ................................. Canada 7,500,000 2,343,750
a,b
Galiano Gold, Inc. ..................................... Canada 9,264,362 9,130,741
a
Gascoyne Resources Ltd. ............................... Australia 8,368,370 1,964,576
a,b,f
Geopacific Resources Ltd. .............................. Australia 38,375,694 9,389,974
Gold Fields Ltd. ....................................... South Africa 1,074,800 10,615,572
a
Gold Standard Ventures Corp. ............................ Canada 6,370,000 3,572,917
a
Golden Star Resources Ltd. ............................. United States 3,554,508 9,419,446
a,b
Great Bear Resources Ltd. .............................. Canada 670,000 8,004,567
a,f
HighGold Mining, Inc. .................................. Canada 4,303,000 5,620,104
Hochschild Mining plc .................................. Peru 3,238,520 6,937,232
a,b
i-80 Gold Corp. ....................................... Canada 1,047,500 2,199,079
a
Integra Resources Corp., (CAD Traded) .................... Canada 2,260,000 6,446,795
a
Integra Resources Corp., (USD Traded) .................... Canada 300,000 861,000
Kirkland Lake Gold Ltd. ................................. Canada 509,123 21,764,192
a,b,f
Liberty Gold Corp. ..................................... Canada 13,671,900 14,132,012
a,f
Lion One Metals Ltd. ................................... Canada 4,312,400 4,353,866
a,c,f
Lion One Metals Ltd., 144A .............................. Canada 4,024,000 4,062,692
a,d,e
Lydian International Ltd. ................................ Jersey 6,375,000 —
a,d,e
Lydian International Ltd., 144A ........................... Jersey 25,250,000 —
a
Marathon Gold Corp. ................................... Canada 3,459,000 9,146,394
a
Newcore Gold Ltd. .................................... Canada 7,000,000 3,421,474
Newcrest Mining Ltd. ................................... Australia 2,426,914 46,903,111
Newmont Corp. ....................................... United States 786,614 49,415,091
a
Nighthawk Gold Corp. .................................. Canada 3,261,000 2,508,462
Northern Star Resources Ltd. ............................ Australia 1,172,254 8,734,067
a,f
O3 Mining, Inc. ....................................... Canada 4,090,500 7,079,712
a
OceanaGold Corp. .................................... Australia 9,088,488 17,696,335
a
Ora Banda Mining Ltd. ................................. Australia 20,423,529 2,014,654
Osisko Gold Royalties Ltd. .............................. Canada 275,000 3,748,197
a
Osisko Mining, Inc. .................................... Canada 8,650,000 22,040,865
a,b
Pantoro Ltd. ......................................... Australia 38,400,000 5,888,499
a,b
Perpetua Resources Corp. .............................. United States 192,090 1,091,281
a,c
Perpetua Resources Corp., 144A ......................... United States 403,000 2,289,479
a
Perseus Mining Ltd. ................................... Australia 39,108,141 47,790,773
a
Predictive Discovery Ltd. ................................ Australia 51,650,000 5,685,115
a
Pretium Resources, Inc. ................................ Canada 2,099,000 19,560,393
a,b
Probe Metals, Inc. ..................................... Canada 3,400,000 5,421,474
a,f
Red 5 Ltd. ........................................... Australia 193,176,364 27,605,650
a,f
RTG Mining, Inc. , (CAD Traded) .......................... Australia 1,769,918 219,822
a,c,f
RTG Mining, Inc., (CAD Traded), 144A ..................... Australia 2,397,790 297,802
a,f
RTG Mining, Inc., CDI .................................. Australia 50,687,582 5,579,182
a,f
Saturn Metals Ltd. ..................................... Australia 6,200,000 2,215,282
b,c
Shandong Gold Mining Co. Ltd., H, 144A, Reg S .............. China 1,300,000 2,297,360
a
Skeena Resources Ltd. ................................. Canada 1,973,550 26,029,353
a
SolGold plc, (CAD Traded) .............................. Australia 13,650,000 5,414,062
a,b
SolGold plc, (GBP Traded) .............................. Australia 10,000,000 3,815,001
SSR Mining, Inc. ...................................... Canada 2,386,555 38,838,888
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 5,613,836 483,564
a,c
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 1,411,225
a,c
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 861,378
St. Barbara Ltd. ....................................... Australia 9,008,021 11,661,957
a,f
Superior Gold, Inc. .................................... Canada 6,150,000 3,400,240
a,f
Thesis Gold, Inc. ...................................... Canada 2,300,000 2,414,263
a
Torex Gold Resources, Inc. .............................. Canada 136,100 1,530,034
a,c
Torex Gold Resources, Inc., 144A ......................... Canada 1,450,000 16,300,881
a,b
Treasury Metals, Inc. ................................... Canada 250,226 176,441

Franklin Gold and Precious Metals Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a,f
Troilus Gold Corp. ..................................... Canada 8,900,000 $ 6,418,269
a
Tulla Resources plc, CDI ................................ Australia 10,300,000 4,037,200
a,b
West African Resources Ltd. ............................. Australia 10,705,384 8,232,705
a
Westhaven Gold Corp. ................................. Canada 4,200,000 1,951,923
a,b
Wiluna Mining Corp. Ltd. ................................ Australia 7,155,000 5,521,370
1,016,931,617
Precious Metals & Minerals 10.7%
Anglo American Platinum Ltd. ............................ South Africa 133,556 17,480,423
a
Benchmark Metals, Inc. ................................. Canada 7,390,300 7,106,058
a
Eastern Platinum Ltd. .................................. Canada 5,184,204 1,287,743
a
GoGold Resources, Inc. ................................ Canada 2,175,000 5,176,082
a,b
GoGold Resources, Inc. ................................ Canada 7,287,858 17,343,700
Impala Platinum Holdings Ltd. ............................ South Africa 1,330,000 23,977,699
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 21,733,922
a
Northam Platinum Ltd. ................................. South Africa 1,089,019 17,150,819
a,b,f
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 2,042,787 6,350,972
a,f
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 10,000 31,090
a,c,f
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 303,933
a,b,f
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 4,041,856 12,610,591
a,c,f
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 113,875
Royal Bafokeng Platinum Ltd. ............................ South Africa 1,423,527 11,261,155
a,d,e,f
Sable Resources Ltd. .................................. Canada 12,000,000 2,029,587
143,957,649
Silver 1.0%
a,b
Gatos Silver, Inc. ...................................... United States 482,157 6,576,621
Pan American Silver Corp. .............................. Canada 133,021 3,733,755
a
Silver Tiger Metals, Inc. ................................. Canada 7,500,000 3,185,096
13,495,472
Total Common Stocks (Cost $917,463,910) .....................................
1,323,529,062
Rights
a a
Rights 0.1%
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 1,535,998
Total Rights (Cost $856,772) ..................................................
1,535,998
Warrants
a a a
Warrants 0.4%
Diversified Metals & Mining 0.3%
a,d,e
Clean Air Metals, Inc. , 144A, 2/11/22 ....................... Canada 1,900,000 52,970
a,d,e
Clean Air Metals, Inc. , 144A, 2/23/23 ....................... Canada 1,379,500 39,549
a,d,e,f
Euro Sun Mining, Inc. , 144A, 6/05/23 ....................... Canada 5,000,000 273,474
a,d,e,f
G Mining Ventures Corp. , 144A, 5/19/22 .................... Canada 4,125,000 825,159
a,d,e
Mawson Gold Ltd. , 144A, 5/20/22 ......................... Canada 3,850,000 25,142
a,d,e
Osisko Development Corp. , 144A, 12/01/23 ................. Canada 507,500 22,314
a,d,e
Osisko Development Corp. , 144A, 12/01/23 ................. Canada 230,000 10,113
a,d,e
Prime Mining Corp. , 144A, 4/27/24 ........................ Canada 650,000 403,381
a,d,e,f
Talisker Resources Ltd. , 144A, 8/13/21 ..................... Canada 5,650,000 —
a,d,e
Vizsla Silver Corp. , 144A, 7/30/22 ......................... Canada 3,350,000 1,478,265
a,c,d
Vizsla Silver Corp. , 144A, 12/03/22 ........................ Canada 850,000 270,049
3,400,416
Gold 0.1%
a,c,d
First Mining Gold Corp. , 144A, 8/26/22 ..................... Canada 3,750,000 143,176

Franklin Gold and Precious Metals Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Warrants a Value
a a a a a a
Gold (continued)
a,c,d
Nighthawk Gold Corp. , 144A, 6/08/23 ...................... Canada 1,630,500 $ —
a,d,e,f
O3 Mining, Inc. , 144A, 6/18/22 ........................... Canada 850,000 73,046
a,d,e
Osisko Mining, Inc. , 144A, 12/23/21 ....................... Canada 2,125,000 79,481
a,d,e
Probe Metals, Inc. , 144A, 11/24/22 ........................ Canada 1,700,000 537,271
a,b
Treasury Metals, Inc. , 8/07/23 ............................ Canada 125,112 40,100
a,f
Troilus Gold Corp. , 6/30/23 .............................. Canada 1,000,000 136,218
a
Westhaven Gold Corp. , 3/03/23 ........................... Canada 2,100,000 408,053
1,417,345
Total Warrants (Cost $–) ......................................................
4,817,761
Principal
Amount
*
Convertible Bonds 0.2%
Precious Metals & Minerals 0.2%
f
Platinum Group Metals Ltd., Sub. Note, 6.875%, 7/01/22 ........ South Africa 3,000,000 2,880,010
Total Convertible Bonds (Cost $3,000,000) .....................................
2,880,010
Total Long Term Investments (Cost $921,320,682) ...............................
1,332,762,831
a
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.3%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 16,845,034 16,845,034
Total Money Market Funds (Cost $16,845,034) ..................................
16,845,034
i
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 6,641,000 6,641,000
Principal
Amount
*
i
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Repurchase Agreements 0.1%
j
Joint Repurchase Agreement, BofA Securities, Inc., 0.05%, 8/02/21
(Maturity Value $1,673,121)
Collateralized by U.S. Treasury Note, 0.125%, 10/31/22 (valued at
$1,706,577) ........................................ 1,673,114 1,673,114
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$8,314,114) .................................................................
8,314,114
Total Short Term Investments (Cost $25,159,148 ) ................................
25,159,148
a
Total Investments (Cost $946,479,830) 100.8% ..................................
$1,357,921,979
Other Assets, less Liabilities (0.8)% ...........................................
(10,611,883)
Net Assets 100.0% ...........................................................
$1,347,310,096

Franklin Gold and Precious Metals Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 38 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2021. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the aggregate value of these securities was $138,686,025, representing 10.3% of net assets.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
See Note 9 regarding restricted securities.
f
See Note 10 regarding holdings of 5% voting securities.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(d) regarding securities on loan.
j
See Note 1(c) regarding joint repurchase agreement.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
July 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Gold
and Precious
Metals Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $732,267,906
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................................................... 212,538,810
Cost - Unaffiliated repurchase agreements ...................................................... 1,673,114
Value - Unaffiliated issuers (Includes securities loaned of $8,916,930) ................................. $1,177,081,663
Value - Non-controlled affiliates (Note 3 f and 10 ) .................................................. 179,167,202
Value - Unaffiliated repurchase agreements ...................................................... 1,673,114
Foreign currency, at value (cost $878,144) ........................................................ 878,135
Receivables:
Capital shares sold ........................................................................ 4,179,475
Dividends and interest ..................................................................... 226,997
Total assets .......................................................................... 1,363,206,586
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,365,384
Capital shares redeemed ................................................................... 2,827,018
Management fees ......................................................................... 513,114
Distribution fees .......................................................................... 268,335
Transfer agent fees ........................................................................ 257,315
Trustees' fees and expenses ................................................................. 4,018
Payable upon return of securities loaned (Note 1 d) .................................................. 8,314,114
Accrued expenses and other liabilities ........................................................... 347,192
Total liabilities ......................................................................... 15,896,490
Net assets, at value ................................................................. $1,347,310,096
Net assets consist of:
Paid-in capital ............................................................................. $1,740,487,370
Total distributable earnings (losses) ............................................................. (393,177,274)
Net assets, at value ................................................................. $1,347,310,096

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
July 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Class A:
Net assets, at value ....................................................................... $921,126,530
Shares outstanding ........................................................................ 38,021,153
Net asset value per share
a
.................................................................. $24.23
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $25.64
Class C:
Net assets, at value ....................................................................... $93,615,379
Shares outstanding ........................................................................ 4,312,562
Net asset value and maximum offering price per share
a
............................................. $21.71
Class R6:
Net assets, at value ....................................................................... $25,458,145
Shares outstanding ........................................................................ 967,201
Net asset value and maximum offering price per share ............................................. $26.32
Advisor Class:
Net assets, at value ....................................................................... $307,110,042
Shares outstanding ........................................................................ 11,809,866
Net asset value and maximum offering price per share ............................................. $26.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Operations
for the year ended July 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Gold
and Precious
Metals Fund
Investment income:
Dividends: (net of foreign taxes of $1,409,995)
Unaffiliated issuers ........................................................................ $13,095,126
Non-controlled affiliates (Note 3 f and 10 ) ........................................................ 445
Interest:
Non-controlled affiliates (Note 3 f and 10 ) ........................................................ 206,250
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 859,661
Non-controlled affiliates (Note 3 f ) ............................................................. 270
Total investment income ................................................................... 14,161,752
Expenses:
Management fees (Note 3 a ) ................................................................... 6,127,282
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,316,793
    Class C ................................................................................ 983,825
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,192,175
    Class C ................................................................................ 126,538
    Class R6 ............................................................................... 35,257
    Advisor Class ............................................................................ 358,785
Custodian fees (Note 4 ) ...................................................................... 200,300
Reports to shareholders ...................................................................... 261,465
Registration and filing fees .................................................................... 149,099
Professional fees ........................................................................... 119,452
Trustees' fees and expenses .................................................................. 47,503
Other .................................................................................... 45,035
Total expenses ......................................................................... 11,963,509
Expense reductions (Note 4 ) ............................................................... (68)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (49,333)
Net expenses ......................................................................... 11,914,108
Net investment income ................................................................ 2,247,644
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 59,849,677
Non-controlled affiliates (Note 3 f and 10 ) ...................................................... 20,985,678
Foreign currency transactions ................................................................ 145,183
Net realized gain (loss) .................................................................. 80,980,538
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (152,656,601)
Non-controlled affiliates (Note 3 f and 10 ) ...................................................... 22,152,941
Translation of other assets and liabilities denominated in foreign currencies .............................. 71
Net change in unrealized appreciation (depreciation) ............................................ (130,503,589)
Net realized and unrealized gain (loss) ............................................................ (49,523,051)
Net increase (decrease) in net assets resulting from operations .......................................... $(47,275,407)

Franklin Gold and Precious Metals Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold and Precious Metals Fund
Year Ended
July 31, 2021
Year Ended
July 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $2,247,644 $(2,015,454)
Net realized gain (loss) ................................................. 80,980,538 12,253,151
Net change in unrealized appreciation (depreciation) ........................... (130,503,589) 565,070,636
Net increase (decrease) in net assets resulting from operations ................ (47,275,407) 575,308,333
Distributions to shareholders:
Class A ............................................................. (91,536,537) —
Class C ............................................................. (10,260,302) —
Class R6 ............................................................ (1,886,753) —
Advisor Class ........................................................ (25,940,782) —
Total distributions to shareholders .......................................... (129,624,374) —
Capital share transactions: (Note 2 )
Class A ............................................................. 102,536,385 (124,090,549)
Class C ............................................................. 2,796,697 (13,468,257)
Class R6 ............................................................ 7,932,977 1,382,646
Advisor Class ........................................................ 65,227,845 31,949,531
Total capital share transactions ............................................ 178,493,904 (104,226,629)
Net increase (decrease) in net assets ................................... 1,594,123 471,081,704
Net assets:
Beginning of year ....................................................... 1,345,715,973 874,634,269
End of year ........................................................... $1,347,310,096 $1,345,715,973

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Gold and Precious Metals Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP). The
Fund offers four classes of shares: Class A, Class C, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares after they have been held for 10 years.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between
the value of the Fund's portfolio securities as determined at

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential
for these differences, an independent pricing service may
be used to adjust the value of the Fund's securities to the
latest indications of fair value at 4 p.m. Eastern time. At
July 31, 2021, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Statement of Investments, had
been entered into on July 30, 2021.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement.
Additionally, at July 31, 2021, the Fund held $1,440,948 in
U.S. Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statement of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees
and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2021, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
July 31, 2021
Year Ended
July 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 30,882,746 $785,177,178 38,055,516 $722,901,303
Shares issued in reinvestment of distributions .......... 3,140,730 73,775,753 — —
Shares redeemed ............................... (29,480,089) (756,416,546) (43,260,928) (846,991,852)
Net increase (decrease) .......................... 4,543,387 $102,536,385 (5,205,412) $(124,090,549)
Class C Shares:
Shares sold ................................... 1,354,195 $31,227,110 1,573,374 $27,069,763
Shares issued in reinvestment of distributions .......... 480,163 10,155,453 — —
Shares redeemed
a
.............................. (1,701,635) (38,585,866) (2,323,343) (40,538,020)
Net increase (decrease) .......................... 132,723 $2,796,697 (749,969) $(13,468,257)
Class R6 Shares:
Shares sold ................................... 845,313 $23,304,103 766,821 $15,343,211
Shares issued in reinvestment of distributions .......... 72,633 1,849,233 — —
Shares redeemed ............................... (632,002) (17,220,359) (689,324) (13,960,565)
Net increase (decrease) .......................... 285,944 $7,932,977 77,497 $1,382,646
Advisor Class Shares:
Shares sold ................................... 5,595,597 $150,447,493 5,387,923 $111,957,923
Shares issued in reinvestment of distributions .......... 903,757 22,747,555 — —
Shares redeemed ............................... (4,071,933) (107,967,203) (4,103,708) (80,008,392)
Net increase (decrease) .......................... 2,427,421 $65,227,845 1,284,215 $31,949,531
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the year ended July 31, 2021, the gross effective investment management fee rate was 0.462% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended July 31, 2021, the Fund paid transfer agent fees of $1,712,755, of which $775,696 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $171,072
CDSC retained .............................................................................. $31,587
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $11,151,454 $313,314,550 $(307,620,970) $— $— $16,845,034 16,845,034 $445
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $4,254,000 $93,105,000 $(90,718,000) $ — $ — $6,641,000 6,641,000 $270
Total Affiliated Securities .... $15,405,454 $406,419,550 $(398,338,970) $— $— $23,486,034 $715
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until November 30, 2021 .
h. Other Affiliated Transactions
During the year ended July 31, 2021, affiliated parties reimbursed the Fund $27,191 for losses resulting from a NAV error. This reimbursement is reflected in capital share transactions in the Statements of Changes in Net Assets.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended July 31, 2021 and 2020, was as follows:
At July 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $3,241,431
Long term ................................................................................ 692,263,807
Total capital loss carryforwards ............................................................... $695,505,238
2021 2020
Distributions paid from:
Ordinary income .......................................................... $129,624,374 $—
Cost of investments .......................................................................... $1,167,911,564
Unrealized appreciation ........................................................................ $557,950,957
Unrealized depreciation ........................................................................ (367,940,542)
Net unrealized appreciation (depreciation) .......................................................... $190,010,415
Distributable earnings:
Undistributed ordinary income ................................................................... $112,317,477
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2021, aggregated
$296,513,368 and $243,980,381, respectively.
At July 31, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$8,314,114 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At July 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended July 31, 2021, investments in “affiliated companies” were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold a nd Precious Metals Fund
1,200,000
a
Azimut Exploration, Inc. ....................... 7/09/21 $ 1,831,472 $ 1,978,156
12,071,429 Banyan Gold Corp. .......................... 7/27/21 2,683,818 2,853,423
1,900,000
b
Clean Air Metals, Inc., 144A, 2/11/22 ............. 5/15/20 — 52,970
1,379,500
b
Clean Air Metals, Inc., 144A, 2/23/23 ............. 5/15/20 - 2/24/21 — 39,549
5,000,000
c
Euro Sun Mining, Inc., 144A, 6/05/23 ............. 6/09/20 — 273,474
4,125,000
d
G Mining Ventures Corp., 144A, 5/19/22 ........... 11/27/20 — 825,159
6,375,000 Lydian International Ltd. ....................... 11/24/17 2,098,016 —
25,250,000 Lydian International Ltd., 144A .................. 3/06/12 14,750,154 —
3,850,000
e
Mawson Gold Ltd., 144A, 5/20/22 ................ 5/22/20 — 25,142
850,000
f
O3 Mining, Inc., 144A, 6/18/22 .................. 6/23/20 — 73,046
737,500
g
Osisko Development Corp., 144A, 12/01/23 ........ 11/27/20 -12/31 /20 — 32,427
2,125,000
h
Osisko Mining, Inc., 144A, 12/23/21 .............. 6/24/20 — 79,481
1,300,000
i
Prime Mining Corp. .......................... 4/23/21 3,073,409 3,895,558
650,000
i
Prime Mining Corp., 144A, 4/27/24 ............... 4/28/21 — 403,381
1,700,000
j
Probe Metals, Inc., 144A, 11/24/22 ............... 11/23/20 -11/24/20 — 537,271
12,000,000 Sable Resources Ltd. ......................... 6/08/21 2,971,400 2,029,587
5,650,000
k
Talisker Resources Ltd., 144A, 8/13/21 ............ 8/17/20 — —
3,350,000
l
Vizsla Silver Corp., 144A, 7/30/22 ............... 8/03/20 — 1,478,265
930,000
m
Western Copper & Gold Corp. .................. 7/26/21 1,646,280 1,788,461
Total Restricted Securities (Value is 1.2% of Net Assets) .............. $29,054,549 $16,365,350
a
The Fund also invests in unrestricted securities of the issuer, valued at $885,450 as of July 31, 2021.
b
The Fund also invests in unrestricted securities of the issuer, valued at $1,340,180 as of July 31, 2021.
c
The Fund also invests in unrestricted securities of the issuer, valued at $3,044,872 as of July 31, 2021.
d
The Fund also invests in unrestricted securities of the issuer, valued at $5,618,990 as of July 31, 2021.
e
The Fund also invests in unrestricted securities of the issuer, valued at $1,449,920 as of July 31, 2021.
f
The Fund also invests in unrestricted securities of the issuer, valued at $7,079,712 as of July 31, 2021.
g
The Fund also invests in unrestricted securities of the issuer, valued at $7,315,905 as of July 31, 2021.
h
The Fund also invests in unrestricted securities of the issuer, valued at $22,040,865 as of July 31, 2021.
i
The Fund also invests in unrestricted securities of the issuer, valued at $6,751,603 as of July 31, 2021.
j
The Fund also invests in unrestricted securities of the issuer, valued at $5,421,474 as of July 31, 2021.
k
The Fund also invests in unrestricted securities of the issuer, valued at $3,555,289 as of July 31, 2021.
l
The Fund also invests in unrestricted securities of the issuer, valued at $11,343,366 as of July 31, 2021.
m
The Fund also invests in unrestricted securities of the issuer, valued at $4,673,077 as of July 31, 2021.
9. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

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Annual Report
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount * Held
at End
of Year
Investment
Income
Franklin Gold a nd Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd.,
144A ........... $ 13,441,989 $ 6,454,549 $ — $ — $ 5,148,654 $ 25,045,192 25,620,000 $ —
Battle North Gold Corp.,
144A ........... 11,899,142 2,240,133 (20,226,364) 11,255,114 (5,168,025) —
a
— —
Benchmark Metals, Inc. — 6,561,194 — — —
b
—
b
—
b
—
Chalice Mining Ltd. ... 21,059,387 — (59,261,164) 51,522,121 —
b
—
b
—
b
—
Dacian Gold Ltd. , (AUD
Traded) .......... 7,673,415 1,543,494 — — —
b
—
b
—
b
—
Euro Sun Mining, Inc.,
144A ........... 4,106,316 — — — (1,061,444) 3,044,872 10,000,000 —
Euro Sun Mining, Inc.,
144A, 6/05/23 ..... 888,663 — — — (615,189) 273,474 5,000,000 —
G Mining Ventures Corp.,
144A ........... — 3,149,937 — — 2,469,053 5,618,990 8,250,000 —
G Mining Ventures Corp.,
144A, 5/19/22 ..... — — — — 825,159 825,159 4,125,000 —
Geopacific Resources Ltd. 5,744,253 8,223,040 — — (4,577,319) 9,389,974 38,375,694 —
HighGold Mining, Inc. .. 6,523,515 — — — (903,411) 5,620,104 4,303,000 —
INV Metals, Inc., 144A . 4,019,187 — (3,499,281) (2,447,628) 1,927,722 —
a
— —
Liberty Gold Corp .... 17,555,488 3,347,123 — — (6,770,599) 14,132,012 13,671,900 —
Lion One Metals Ltd. .. 9,080,715 — (1,031,735) 520,887 (4,216,001) 4,353,866 4,312,400 —
Lion One Metals Ltd.,
144A ........... 5,237,158 1,076,704 — — (2,251,170) 4,062,692 4,024,000 —
Lion One Metals Ltd.,
6/06/21 .......... 922,513 — (86,777) 620 (836,356) —
a
— —
O3 Mining, Inc. ...... 3,068,312 4,469,779 — — (458,379) 7,079,712 4,090,500 —
O3 Mining, Inc., 144A,
6/18/22 .......... 333,248 — — — (260,202) 73,046 850,000 —
Platinum Group Metals
Ltd., (CAD Traded) .. 4,894,438 — (939,698) (17,881,651) 20,308,973 6,382,062 2,052,787 —
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 212,395 — — — 91,538 303,933 97,760 —
Platinum Group Metals
Ltd., (USD Traded) .. 10,296,035 — (2,686,818) (21,983,785) 26,985,159 12,610,591 4,041,856 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 79,579 — — — 34,296 113,875 36,628 —
Red 5 Ltd. ......... 29,322,847 3,831,135 — — (5,548,332) 27,605,650 193,176,364 —
RTG Mining, Inc., (CAD
Traded) .......... 171,785 — — — 48,037 219,822 1,769,918 —
10. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2021, the Fund did not use the
Global Credit Facility.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount* Held
at End
of Year
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
RTG Mining, Inc., (CAD
Traded), 144A ..... $ 232,726 $ — $ — $ — $ 65,076 $ 297,802 2,397,790 $ —
RTG Mining, Inc., CDI. . 4,527,351 — — — 1,051,831 5,579,182 50,687,582 —
Sable Resources Ltd. .. — 2,971,400 — — (941,813) 2,029,587 12,000,000 —
Saturn Metals Ltd. .... — 3,132,575 — — (917,293) 2,215,282 6,200,000 —
Superior Gold, Inc. .... — 3,287,844 — — 112,396 3,400,240 6,150,000 —
Talisker Resources Ltd. . — 5,109,467 — — (1,554,178) 3,555,289 15,300,000 —
Talisker Resources Ltd.,
144A, 8/13/21 ..... — — — — — — 5,650,000 —
Thesis Gold, Inc. ..... — 2,806,247 — — (391,984) 2,414,263 2,300,000 —
Troilus Gold Corp. .... — 7,620,255 — — (1,201,986) 6,418,269 8,900,000 —
Troilus Gold Corp., 6/30/23 — — — — 136,218 136,218 1,000,000 —
Interest
Platinum Group Metals
Ltd., Sub. Note, 6.875%,
7/01/22 .......... 2,257,500 — — — 622,510 2,880,010 3,000,000 206,250
Total Affiliated Securities
(Value is 11.6% of Net
Assets) .......... $163,547,957 $65,824,876 $(87,731,837) $ 20,985,678 $ 22,152,941 $155,681,168 $206,250
*
In U.S. dollars unless otherwise indicated.
a
As of July 31, 2021, no longer held by the fund.
b
As of July 31, 2021, no longer an affiliate.
10. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2021, in valuing the Fund’s assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
a
Common Stocks :
Copper .............................. $ 7,827,733 $ — $ — $ 7,827,733
Diversified Metals & Mining ............... 123,653,595 9,549,241 7,662,175 140,865,011
Environmental & Facilities Services ......... 451,580 — — 451,580
Gold ................................ 733,794,078 280,284,116 2,853,423
b
1,016,931,617
Precious Metals & Minerals ............... 100,799,544 41,128,518 2,029,587 143,957,649
Silver ............................... 13,495,472 — — 13,495,472
Rights ................................ 1,535,998 — — 1,535,998
Warrants :
Diversified Metals & Mining ............... — — 3,400,416
b
3,400,416
Gold ................................ 584,371 — 832,974
b
1,417,345
Convertible Bonds ....................... — 2,880,010 — 2,880,010
Short Term Investments ................... 23,486,034 1,673,114 — 25,159,148
Total Investments in Securities ........... $1,005,628,405 $335,514,999
c
$16,778,575 $1,357,921,979
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at July 31, 2021.
c
Includes foreign securities valued at $330,961,875, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At July 31, 2021, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2021, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 20,121,498 $ 6,551,162 $ (16,075,663) $ — $ — $ — $ — $ (2,934,822) $ 7,662,175 $ 1,111,014
Gold ............ 16,111,904
d
2,683,818 (8,522,388) — (329,023) — — (7,090,888) 2,853,423
d
169,605
Precious Metals &
Minerals ........ — 2,971,401 — — — — — (941,814) 2,029,587 (941,814)
Warrants
Diversified Metals &
Mining ......... 2,839,658 —
d
(176,308) — — — 4,208 732,858 3,400,416
d
2,387,003
Gold ............ 3,608,163 —
d
(86,835) — — — 623 (2,688,977) 832,974 76,814
Total Investments in Securities . $42,681,223 $12,206,381 $(24,861,194) $— $(329,023) $ — $ 4,831 $ (12,923,643) $16,778,575 $ 2,802,622
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes securities determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks:
Diversified Metals & Mining
....
$5,873,714 Market comparables Discount for lack of
marketability
3.4% - 5.6%
(4.1%)
Decrease
c
Precious Metals & Minerals
....
2,029,587 Market comparables Discount for lack of
marketability
12.1% Decrease
c
Warrants:
Diversified Metals & Mining
....
1,478,265 Market comparables Discount for lack of
marketability
13.6% Decrease
c
All Other Investments 7,397,009
d,e
Total
.......................
$16,778,575
a
Weighted based on the relative fair value of the financial instruments.
12. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure , except for the following:
On July 14, 2021, the Board approved a change to the automatic conversion feature for Class C that will convert shareholders’
Class C shares into Class A shares after they have been he ld for 8 years. The change bec a me effective August 2, 2021.
Further details are disclosed in the Fund's Prospectus.
Abbreviations
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value but not net assets.
d
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.
e
Includes securities determined to have no value at July 31, 2021.
Currency
CAD
Canadian Dollar
AUD
Australian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR American Depositary Receipt
CDI CREST Depository Interest
CVR Contingent Value Right
12. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Gold and Precious Metals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin
Gold and Precious Metals Fund (the “Fund”) as of July 31, 2021, the related statement of operations for the year ended July
31, 2021, the statements of changes in net assets for each of the two years in the period ended July 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2021, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2021, and the financial highlights for each of the five years in the period ended July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
September 23, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Gold and Precious Metals Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders $1,409,711 of foreign taxes paid and $16,760,731 of foreign source income earned by the fund, or amounts as finally determined, during the fiscal year ended July 31, 2021.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $14,117,336 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended July 31, 2021. Distributions, including qualified dividend income, paid during calendar year 2021 will be reported to shareholders on Form 1099-DIV by mid-February 2022. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Franklin Gold and Precious Metals Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Gold and Precious Metals Fund

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 2003
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of the
Board and Trustee
Since 2013 126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue,
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 39 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Global Compliance, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co. or
its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of 41 of the investment companies in
Franklin Templeton.
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit
Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Gold and Precious Metals Fund
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN GOLD AND PRECIOUS METALS FUND
(Fund)
At a meeting held on April 20, 2021 (Meeting), the Board
of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Franklin Advisers, Inc.
(Manager) and the Fund (Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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Shareholder Information

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Annual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance
results of the Fund over various time periods ended January
31, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional precious metals equity funds.
The Board noted that the Fund’s annualized total return for
the 10-year period was below the median of its Performance
Universe, but for the one-, three- and five-year periods was above the median of its Performance Universe. The Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
as the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each of the other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and 10
other precious metals equity funds. The Board noted that
the Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as

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Annual Report
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert

Franklin Gold and Precious Metals Fund
Shareholder Information

franklintempleton.com
Annual Report
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at
sec.gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

132 A 09/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Gold and Precious Metals Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $54,761 for the fiscal year ended July 31, 2021 and $69,759 for the fiscal year ended July 31, 2020.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $0 for the fiscal year ended July 31, 2021 and $3,133 for the fiscal year ended July 31, 2020.  The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not  reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2021 and $357 for the fiscal year ended July 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $29,000 for the fiscal year ended July 31, 2021 and $183,444 for the fiscal year ended July 31, 2020.  The services for which these fees were paid included for the issuance of an Auditor's Certificate for South Korean regulatory shareholders disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement, assets under management certification, and benchmarking services in connection with the ICI TA Survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $29,000 for the fiscal year ended July 31, 2021 and $186,934 for the fiscal year ended July 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee

of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.     N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company                  N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date
September 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date
September 27, 2021

By S\Robert G. Kubilis________________________

Robert G. Kubilis
      Chief Financial Officer
and Chief Accounting Officer
Date September
27, 2021